Document and Entity Information	12 Months Ended
Dec. 30, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec 30, 2011
Registrant Name	WILMINGTON FUNDS
Central Index Key	0000830744
Amendment Flag	false
Document Creation Date	Jun 15, 2012
Document Effective Date	Jun 15, 2012
Prospectus Date	Dec 30, 2011

WILMINGTON FUNDS - MUNICIPAL BOND FUND

Supplement dated June 15, 2012, to the Wilmington Funds (the “Funds” or the “Trust;” formerly MTB Group of Funds) Prospectus dated December 30, 2011, as supplemented (the “Prospectus”)

Effective June 15, 2012, the information in the Prospectus will be amended, supplemented or replaced as follows:

1.	Wilmington Municipal Bond Fund

The following amends and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 1 and 28 of the Prospectus.

The Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Supplement [Text Block]	wf3_SupplementTextBlock	WILMINGTON FUNDS - MUNICIPAL BOND FUND

Supplement dated June 15, 2012, to the Wilmington Funds (the “Funds” or the “Trust;” formerly MTB Group of Funds) Prospectus dated December 30, 2011, as supplemented (the “Prospectus”)

Effective June 15, 2012, the information in the Prospectus will be amended, supplemented or replaced as follows:

1.	Wilmington Municipal Bond Fund

The following amends and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 1 and 28 of the Prospectus.

The Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

Wilmington Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wf3_SupplementTextBlock	WILMINGTON FUNDS - MUNICIPAL BOND FUND

Supplement dated June 15, 2012, to the Wilmington Funds (the “Funds” or the “Trust;” formerly MTB Group of Funds) Prospectus dated December 30, 2011, as supplemented (the “Prospectus”)

Effective June 15, 2012, the information in the Prospectus will be amended, supplemented or replaced as follows:

1.	Wilmington Municipal Bond Fund

The following amends and replaces the entire existing text of the “Principal Investment Strategies of the Fund” sections on pages 1 and 28 of the Prospectus.

The Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its net assets in municipal securities that provide interest exempt from federal income tax. The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. The Fund invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality. Although the Fund has no restrictions on the dollar-weighted average duration of the portfolio in which it invests, the Fund’s Advisor focuses on securities with maturities of between 3 and 15 years.

The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, revenue (or special) obligation bonds and private activity bonds.

In selecting securities, the Fund’s Advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity, and securities with different and potentially advantageous structures. The Advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WILMINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Dec 30, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 15, 2012